Company Financial Information (Parent Corporation) - Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Interest (including, $73, $88, $69, to subsidiaries, respectively)	$ 1,074	$ 437	$ 300
Provision (benefit) for income taxes	496	1,177	1,013
Net income applicable to shareholders of The Bank of New York Mellon Corporation	4,090	3,547	3,158
Preferred stock dividends	(175)	(122)	(105)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	3,915	3,425	3,053
Parent Company
Condensed Income Statements, Captions [Line Items]
Gain on securities held for sale	0	0	3
Other revenue	67	39	25
Total revenue	2,050	1,153	539
Interest (including, $73, $88, $69, to subsidiaries, respectively)	663	427	288
Other expense	254	262	64
Total expense	917	689	352
Income before income taxes and equity in undistributed net income of subsidiaries	1,133	464	187
Provision (benefit) for income taxes	(526)	(333)	(98)
Equity in undistributed net income	2,431	2,750	2,873
Net income applicable to shareholders of The Bank of New York Mellon Corporation	4,090	3,547	3,158
Preferred stock dividends	(175)	(122)	(105)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	3,915	3,425	3,053
Interest expense, related party	73	88	69
Parent Company | Nonbank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	382	798	207
Interest revenue from subsidiaries	171	121	91
Equity in undistributed net income	907	276	869
Parent Company | Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	1,405	125	145
Interest revenue from subsidiaries	25	70	68
Equity in undistributed net income	$ 1,524	$ 2,474	$ 2,004